Significant transactions (Details 2) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Gain on distribution of Alcon Inc. to Novartis AG shareholders	$ 4,691	$ 4,691
Discontinued operations
Disclosure of detailed information about business combination [line items]
Net assets derecognized	(20,025)
Derecognition of distribution liability	23,434
Difference between net assets and distribution liability	3,409
Distribution of dividend to dividend bearing shares	1,273
Cumulative currency translation gains/losses recycled through income statement	123
Transaction costs recognized in the consolidated income statement	$ (114)
Gain on distribution of Alcon Inc. to Novartis AG shareholders		$ 4,691
Alcon | Discontinued operations
Disclosure of detailed information about business combination [line items]
Derecognition of distribution liability			$ 26,400